Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Participation in Multiemployer Plans Considered to be Individually Significant
The following table outlines our participation in multiemployer plans considered to be individually significant:

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented (B)	Contributions			Expiration Date of Collective- Bargaining Agreement
		2013	2012		2014	2013	2012
Suburban Teamsters of Northern IL Pension Fund	36-6155778-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.5	$0.4	$—	1/31/2019
Pension Fund of Automobile Mechanics Local No. 701	36-6042061-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	12/31/2018
Local 731 Private Scavengers and Garage Attendants Pension Fund(A)	36-6513567-001	Endangered as of 10/1/2013	Endangered as of 10/1/2012	Implemented	$1.7	$1.6	$0.2	9/30/2018
Midwest Operating Engineers Pension Fund	36-6140097-001	Endangered as of 4/1/12	Endangered as of 4/1/12	Implemented	$0.6	$0.5	$—	9/30/2016
Teamsters Local Union No. 301 Union Pension Fund(A)	36-6492992-001	Not endangered or critical as of 1/1/13	Not endangered or critical as of 1/1/12	No	$0.8	$0.6	$—	9/30/2018
Central States Southeast and Southwest Areas Pension Fund	36-6044243-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	1/31/2015
Local 705 Int’l Brotherhood of Teamsters Pension TR. FD.	36-6492502-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	9/30/2018

(A)	The employers contributions to the plan represent greater than 5% of the total contributions to the plan for the most recent plan year available.

(B)
A multi-employer defined benefit pension plan that has been certified as endangered, seriously endangered, or critical may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter. Contributing employers, however, may eliminate the surcharge by entering into a collective bargaining agreement that meets the requirements of the applicable funding improvement plan or rehabilitation plan.